STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund

May 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 94.2%
Automobiles & Components - .8%
General Motors	80,277	[a]	4,761,229
Banks - 14.0%
Bank of America	651,157		27,602,545
JPMorgan Chase & Co.	160,651		26,385,320
Truist Financial	101,015		6,240,707
U.S. Bancorp	384,381		23,362,677
			83,591,249
Capital Goods - 8.4%
Carrier Global	109,366		5,023,180
Eaton	93,554		13,588,718
Hubbell	43,869		8,363,186
L3Harris Technologies	71,809		15,658,671
Northrop Grumman	19,912		7,285,203
			49,918,958
Consumer Durables & Apparel - 2.0%
Newell Brands	210,150		6,029,204
VF	69,913		5,573,464
			11,602,668
Consumer Services - 1.2%
Las Vegas Sands	127,835	[a]	7,382,471
Diversified Financials - 10.4%
Ally Financial	251,552		13,762,410
Ameriprise Financial	52,954		13,759,567
Equitable Holdings	122,592		3,892,296
Morgan Stanley	157,130		14,290,973
The Goldman Sachs Group	12,442		4,628,673
Voya Financial	181,106	[b]	11,866,065
			62,199,984
Energy - 10.5%
Devon Energy	458,813		12,186,073
Exxon Mobil	291,687		17,025,770
Hess	131,518		11,023,839
Marathon Petroleum	259,265		16,022,577
Valero Energy	78,114		6,280,366
			62,538,625
Food, Beverage & Tobacco - 4.9%
Mondelez International, Cl. A	151,722		9,638,899
PepsiCo	40,714		6,023,229

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 94.2% (continued)
Food, Beverage & Tobacco - 4.9% (continued)
Philip Morris International	141,348		13,630,188
			29,292,316
Health Care Equipment & Services - 7.0%
CVS Health	169,072		14,614,584
Medtronic	181,145		22,931,146
UnitedHealth Group	10,057		4,142,679
			41,688,409
Insurance - 4.3%
Assurant	122,968		19,816,293
Chubb	35,836		6,091,762
			25,908,055
Materials - 3.6%
CF Industries Holdings	168,937		8,982,380
Newmont	168,502		12,381,527
			21,363,907
Media & Entertainment - 1.7%
Comcast, Cl. A	176,825		10,139,146
Pharmaceuticals Biotechnology & Life Sciences - 6.8%
AbbVie	222,130		25,145,116
Eli Lilly & Co.	48,756		9,738,523
Viatris	374,407		5,705,963
			40,589,602
Real Estate - .8%
Weyerhaeuser	118,298	[c]	4,490,592
Semiconductors & Semiconductor Equipment - 3.5%
Applied Materials	79,791		11,021,531
Qualcomm	71,499		9,619,475
			20,641,006
Technology Hardware & Equipment - 3.5%
Cisco Systems	240,510		12,722,979
Corning	192,950		8,418,409
			21,141,388
Telecommunication Services - 2.1%
Vodafone Group, ADR	678,875	[b]	12,538,821
Transportation - 2.0%
Union Pacific	54,196		12,179,467
Utilities - 6.7%
Clearway Energy, Cl. C	260,873		6,999,223
Exelon	305,921		13,803,156
NextEra Energy Partners	168,029		11,488,143
PPL	252,001		7,335,749
			39,626,271
Total Common Stocks (cost $385,642,009)			561,594,164

	Preferred Dividend Yield (%)
Preferred Stocks - 2.0%
Health Care Equipment & Services - 2.0%
Becton Dickinson & Co. (cost $11,041,131)	2.29	216,210	[b]	11,783,445
	1-Day Yield (%)
Investment Companies - 4.1%
Registered Investment Companies - 4.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $24,808,614)	0.04	24,808,614	[d]	24,808,614

Investment of Cash Collateral for Securities Loaned - .9%
Registered Investment Companies - .9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $5,380,310)	0.01	5,380,310	[d]	5,380,310
Total Investments (cost $426,872,064)		101.2%		603,566,533
Liabilities, Less Cash and Receivables		(1.2%)		(7,388,121)
Net Assets		100.0%		596,178,412

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2021, the value of the fund’s securities on loan was $32,813,950 and the value of the collateral was $33,529,794, consisting of cash collateral of $5,380,310 and U.S. Government & Agency securities valued at $28,149,484.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Income Stock Fund

May 31, 2021 (Unaudited)

The following is a summary of the inputs used as of May 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities – Common Stocks	561,594,164	-	-	561,594,164
Equity Securities – Preferred Stocks	11,783,445	-	-	11,783,445
Investment Companies	30,188,924	-	-	30,188,924

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2021, accumulated net unrealized appreciation on investments was $176,694,469, consisting of $177,434,336 gross unrealized appreciation and $739,867 gross unrealized depreciation.

At May 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.